Expense Example	Davis New York Venture Fund Class A Expense Example, with Redemption, 1 Year	Davis New York Venture Fund Class A Expense Example, with Redemption, 3 Years	Davis New York Venture Fund Class A Expense Example, with Redemption, 5 Years	Davis New York Venture Fund Class A Expense Example, with Redemption, 10 Years	Davis New York Venture Fund Class B Expense Example, with Redemption, 1 Year	Davis New York Venture Fund Class B Expense Example, with Redemption, 3 Years	Davis New York Venture Fund Class B Expense Example, with Redemption, 5 Years	Davis New York Venture Fund Class B Expense Example, with Redemption, 10 Years	Davis New York Venture Fund Class C Expense Example, with Redemption, 1 Year	Davis New York Venture Fund Class C Expense Example, with Redemption, 3 Years	Davis New York Venture Fund Class C Expense Example, with Redemption, 5 Years	Davis New York Venture Fund Class C Expense Example, with Redemption, 10 Years	Davis New York Venture Fund Class R Expense Example, with Redemption, 1 Year	Davis New York Venture Fund Class R Expense Example, with Redemption, 3 Years	Davis New York Venture Fund Class R Expense Example, with Redemption, 5 Years	Davis New York Venture Fund Class R Expense Example, with Redemption, 10 Years	Davis New York Venture Fund Class Y Expense Example, with Redemption, 1 Year	Davis New York Venture Fund Class Y Expense Example, with Redemption, 3 Years	Davis New York Venture Fund Class Y Expense Example, with Redemption, 5 Years	Davis New York Venture Fund Class Y Expense Example, with Redemption, 10 Years	Davis Research Fund Class A Expense Example, with Redemption, 1 Year	Davis Research Fund Class A Expense Example, with Redemption, 3 Years	Davis Research Fund Class A Expense Example, with Redemption, 5 Years	Davis Research Fund Class A Expense Example, with Redemption, 10 Years
USD ($)	562	748	950	1,530	583	906	1,255	1,885	273	536	923	2,009	120	375	649	1,432	66	208	362	810	542	685	841	1,293